Legacy Class and Institutional Class [Member] Annual Fund Operating Expenses - Legacy Class and Institutional Class - MERIDIAN GROWTH FUND	Jun. 30, 2025
Legacy Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.76%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.91%
Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.76%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.88%